Form N-1A Supplement	Nov. 30, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
VOYA EQUITY TRUST
Voya VACS Series MCV Fund
(the “Fund”)
Supplement dated July 30, 2025
to the Funds’ Summary Prospectus and Prospectus, each dated February 28, 2025
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
In accordance with recent changes to regulatory disclosure requirements regarding investment company names, the Fund’s policy to invest in accordance with the investment focus that the Fund’s name suggests (the “80% Investment Policy”) is changed effective September 30, 2025 (the “Effective Date”), as set forth below.
Current 80% Investment Policy	New 80% Investment Policy as of the
Effective Date
Under normal market conditions, the Fund invests	Under normal circumstances, the Fund invests at
at least 80% of its net assets (plus borrowings for	least 80% of its net assets (plus the amount of any
investment purposes) in common stocks of mid-	borrowings for investment purposes) in
capitalization companies.	investments tied to mid-capitalization value
companies.
For purposes of the New 80% Investment Policy, mid-capitalization value companies means companies with market capitalizations that fall within the capitalization range of companies within the Russell Midcap® Index or the S&P MidCap 400® Index and that the Fund believes are undervalued by the market, trade for less than their intrinsic value, or pay dividends.

Voya VACS Series MCV Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
VOYA EQUITY TRUST
Voya VACS Series MCV Fund
(the “Fund”)
Supplement dated July 30, 2025
to the Funds’ Summary Prospectus and Prospectus, each dated February 28, 2025
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
In accordance with recent changes to regulatory disclosure requirements regarding investment company names, the Fund’s policy to invest in accordance with the investment focus that the Fund’s name suggests (the “80% Investment Policy”) is changed effective September 30, 2025 (the “Effective Date”), as set forth below.
Current 80% Investment Policy	New 80% Investment Policy as of the
Effective Date
Under normal market conditions, the Fund invests	Under normal circumstances, the Fund invests at
at least 80% of its net assets (plus borrowings for	least 80% of its net assets (plus the amount of any
investment purposes) in common stocks of mid-	borrowings for investment purposes) in
capitalization companies.	investments tied to mid-capitalization value
companies.
For purposes of the New 80% Investment Policy, mid-capitalization value companies means companies with market capitalizations that fall within the capitalization range of companies within the Russell Midcap® Index or the S&P MidCap 400® Index and that the Fund believes are undervalued by the market, trade for less than their intrinsic value, or pay dividends.